Overview and Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 62,096	$ 14,334	$ 11,166
Non-US [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	3,500	$ 4,100	$ 5,100
Subsidiaries [Member] | China [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum cash and cash equivalents transfer amount	200
Joint Venture Entity [Member] | China [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum cash and cash equivalents transfer amount	$ 1,000